Related parties - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Provision for doubtful debts	€ 0
Vesting of variable remuneration	€ 15,000,000	€ 16,000,000